Fair value option - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair value option of long-term debt	$ 240
Long-term debt, fair value	$ 400	$ 387